Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                             Philadelphia, PA 19103
                            Telephone: (215) 988-2700
                               Fax: (215) 988-2757
                              www.drinkerbiddle.com


                                  March 1, 2007


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:      BHR Institutional Funds
                  (1933 Act Registration No. 333-135371)
                  (1940 Act Registration No. 811-21913)

Ladies and Gentlemen:

         On behalf of BHR Institutional Funds (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that: (i) the:

         a) Prospectus for the ClariVest International Equity Fund and ClariVest SMid Cap Growth Fund dated March 1, 2007; and

         b) Statement of Additional Information for the ClariVest International Equity Fund and ClariVest SMid Cap Growth Fund dated March 1, 2007 that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statement of Additional Information contained in the Funds' most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended ("PEA #2"), which was filed on February 26, 2007; and (ii) the text of PEA #2 has been filed electronically.

         Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2959.

                                            Sincerely,

                                            /s/ Joshua B. Deringer
                                            ----------------------
                                            Joshua B. Deringer